INCOME TAXES (Details) - HKD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure
Income tax rate (as a percent)	25.00%	25.00%	25.00%
HNTE
Income Tax Disclosure
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
HNTE | Beijing U Tiger Business
Income Tax Disclosure
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
PRC
Income Tax Disclosure
Income tax rate (as a percent)	25.00%	25.00%	25.00%
Hong Kong | Scenario 1
Income Tax Disclosure
Income tax rate (as a percent)	8.25%
Base profit for calculating tax rate	$ 2,000,000
Hong Kong | Scenario 2
Income Tax Disclosure
Income tax rate (as a percent)	16.50%
Base profit for calculating tax rate	$ 2,000,000
USA
Income Tax Disclosure
Income tax rate (as a percent)	21.00%	21.00%	35.00%
SINGAPORE
Income Tax Disclosure
Income tax rate (as a percent)	17.00%
AUSTRALIA
Income Tax Disclosure
Income tax rate (as a percent)	27.50%
Tiger Holdings | New Zealand
Income Tax Disclosure
Income tax rate (as a percent)	28.00%
Top Capital Custodians | New Zealand
Income Tax Disclosure
Income tax rate (as a percent)	28.00%
Tiger Brokers | New Zealand
Income Tax Disclosure
Income tax rate (as a percent)	28.00%
Amtiger | India
Income Tax Disclosure
Income tax rate (as a percent)	25.00%